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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP One Post Office Square Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:    (513) 587-3400

Date of fiscal year end:         March 31, 2011

Date of reporting period:       June 30, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

THE DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)
Shares	COMMON STOCKS — 95.4%	Value

	Consumer Discretionary — 9.7%
10,977	AutoZone, Inc. (a)	$2,120,976
87,100	CarMax, Inc. (a)	1,733,290
91,789	Lowe’s Companies, Inc.	1,874,331
26,789	McDonald's Corporation	1,764,591
27,599	NIKE, Inc. - Class B	1,864,313
66,412	Walt Disney Company (The)	2,091,978
		11,449,479
	Consumer Staples — 11.2%
27,722	Colgate-Palmolive Company	2,183,385
42,560	PepsiCo, Inc.	2,594,032
35,435	Procter & Gamble Company (The)	2,125,391
80,416	SABMiller plc - ADR	2,243,606
60,899	Walgreen Company	1,626,003
51,239	Wal-Mart Stores, Inc.	2,463,059
		13,235,476
	Energy — 9.3%
33,750	Chevron Corporation	2,290,275
16,482	EOG Resources, Inc.	1,621,334
41,308	Exxon Mobil Corporation	2,357,448
27,190	Occidental Petroleum Corporation	2,097,708
31,043	Schlumberger Ltd.	1,717,920
18,463	Transocean Ltd. (a)	855,391
		10,940,076
	Financials — 12.0%
30,470	Berkshire Hathaway, Inc. - Class B (a)	2,428,154
86,273	Brookfield Asset Management, Inc. - Class A	1,951,495
4,499	CME Group, Inc.	1,266,693
50,372	JPMorgan Chase & Company	1,844,119
8,793	Markel Corporation (a)	2,989,620
41,979	T. Rowe Price Group, Inc.	1,863,448
71,983	Wells Fargo & Company	1,842,765
		14,186,294

THE DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 95.4% (Continued)	Value

	Health Care — 12.0%
32,466	Abbott Laboratories	$1,518,759
31,083	Becton, Dickinson and Company	2,101,832
40,932	Johnson & Johnson	2,417,444
28,360	Laboratory Corporation of America Holdings (a)	2,136,926
61,144	Merck & Company, Inc.	2,138,206
26,994	Novo Nordisk A/S - ADR	2,187,054
32,924	Teva Pharmaceutical Industries Ltd.	1,711,719
		14,211,940
	Industrials — 6.8%
26,879	Caterpillar, Inc.	1,614,622
65,346	Danaher Corporation	2,425,644
25,153	General Dynamics Corporation	1,472,960
39,059	United Technologies Corporation	2,535,320
		8,048,546
	Information Technology — 21.5%
51,108	Accenture plc - Class A	1,975,324
9,292	Apple, Inc. (a)	2,337,217
45,529	Automatic Data Processing, Inc.	1,832,998
98,657	Cisco Systems, Inc. (a)	2,102,381
49,611	Fiserv, Inc. (a)	2,265,238
3,839	Google, Inc. - Class A (a)	1,708,163
101,643	Intel Corporation	1,976,956
19,713	International Business Machines Corporation	2,434,161
95,974	Microsoft Corporation	2,208,362
117,905	Oracle Corporation	2,530,241
68,097	QUALCOMM, Inc.	2,236,305
24,600	Visa, Inc. - Class A	1,740,450
		25,347,796
	Materials — 6.9%
73,054	Albemarle Corporation	2,900,974
38,875	Barrick Gold Corporation	1,765,314
38,650	International Flavors & Fragrances, Inc.	1,639,533
24,098	Praxair, Inc.	1,831,207
		8,137,028
	Telecommunication Services — 4.3%
61,100	American Tower Corporation (a)	2,718,950
29,636	Millicom International Cellular S.A.	2,402,591
		5,121,541

THE DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 95.4% (Continued)	Value

	Utilities — 1.7%
40,883	NextEra Energy, Inc.	$1,993,455

	Total Common Stocks (Cost $106,573,897)	$112,671,631

Shares	EXCHANGE-TRADED FUNDS — 1.4%	Value

31,353	SPDR® S&P® Biotech ETF (Cost $2,068,232)	$1,623,145

Shares	MONEY MARKET FUNDS — 2.3%	Value

2,750,883	First American Treasury Obligations Fund - Class Y,
	0.00% (b) (Cost $2,750,883)	$2,750,883

	Total Investments at Value — 99.1% (Cost $111,393,012)	$117,045,659

	Other Assets in Excess of Liabilities — 0.9%	1,085,329

	Net Assets — 100.0%	$118,130,988

(a) Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2010.
ADR - American Depositary Receipt

See accompanying notes to Schedule of Investments.

THE DAVENPORT CORE FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

1.	Securities Valuation

Portfolio securities of The Davenport Core Fund (the “Fund”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.  Money market funds have been determined to be represented at amortized cost which approximates fair value, absent unusual circumstances, and will be classified as Level 2 of the fair value hierarchy.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$112,671,631	$-	$-	$112,671,631
Exchange-Traded Funds	1,623,145	-	-	1,623,145
Money Market Funds	-	2,750,883	-	2,750,883
Total	$114,294,776	$2,750,883	$-	$117,045,659

THE DAVENPORT CORE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by sector type.  During the period, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Fund as of or during the period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2010:

Cost of portfolio investments	$111,697,331

Gross unrealized appreciation	$14,726,364
Gross unrealized depreciation	(9,378,036)

Net unrealized appreciation	$5,348,328

The difference between the federal income tax cost and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

FBP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Consumer Discretionary - 10.7%
H&R Block, Inc.	32,000	$502,080
Home Depot, Inc. (The)	11,000	308,770
KB Home	23,000	253,000
Kohl's Corporation (a)	8,000	380,000
Macy's, Inc.	26,500	474,350
McGraw-Hill Companies, Inc. (The)	25,000	703,500
		2,621,700
Consumer Staples - 13.5%
Avon Products, Inc.	25,300	670,450
Kimberly-Clark Corporation	14,000	848,820
SUPERVALU, Inc.	52,000	563,680
Walgreen Company	30,000	801,000
Wal-Mart Stores, Inc.	9,000	432,630
		3,316,580
Energy - 9.1%
Chevron Corporation	6,000	407,160
Devon Energy Corporation	13,100	798,052
Pioneer Natural Resources Company (b)	8,800	523,160
Royal Dutch Shell plc - Class A - ADR	10,000	502,200
		2,230,572
Financials - 17.8%
Bank of New York Mellon Corporation (The)	18,000	444,420
Comerica, Inc. (b)	14,000	515,620
First American Financial Corporation	8,300	105,244
JPMorgan Chase & Company	30,000	1,098,300
Lincoln National Corporation	23,000	558,670
MetLife, Inc.	6,700	252,992
Travelers Companies, Inc. (The)	15,001	738,799
Willis Group Holdings plc	21,000	631,050
		4,345,095
Health Care - 10.2%
Amgen, Inc. (a)	8,400	441,840
Johnson & Johnson	13,000	767,780
Merck & Company, Inc.	16,000	559,520
Pfizer, Inc.	30,000	427,800
WellPoint, Inc. (a)	6,300	308,259
		2,505,199
Industrials - 13.5%
Avery Dennison Corporation	17,900	575,127

FBP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 13.5% (Continued)
FedEx Corporation (b)	5,800	$406,638
General Electric Company	33,000	475,860
Ingersoll-Rand plc	22,500	776,025
Lockheed Martin Corporation	7,900	588,550
Masco Corporation	24,400	262,544
Northrop Grumman Corporation	4,000	217,760
		3,302,504
Information Technology - 20.4%
Cisco Systems, Inc. (a)	22,000	468,820
Computer Sciences Corporation	16,500	746,625
CoreLogic, Inc.	8,300	146,578
Dell, Inc. (a)	50,000	603,000
Flextronics International Ltd. (a)	84,000	470,400
Hewlett-Packard Company	15,000	649,200
International Business Machines Corporation	6,500	802,620
Microsoft Corporation	20,000	460,200
Western Union Company (The)	43,000	641,130
		4,988,573
Materials - 3.3%
Sealed Air Corporation	41,100	810,492

Total Common Stocks (Cost $23,084,990)		$24,120,715

MONEY MARKET FUNDS - 2.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.04% (c) (Cost $670,393)	670,393	$670,393

Total Investments at Value - 101.2% (Cost $23,755,383)		$24,791,108

Liabilities in Excess of Other Assets - (1.2%)		(304,233)

Net Assets - 100.0%		$24,486,875

ADR- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Security covers a written call option.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2010.

See accompanying notes to Schedules of Investments.

FBP VALUE FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2010 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Comerica, Inc.,
10/16/2010 at $45	70	$4,200	$16,589
FedEx Corporation,
10/16/2010 at $100	28	392	15,315
Pioneer Natural Resources Company,
09/18/2010 at $65	33	11,220	16,070
		$15,812	$47,974

See accompanying notes to Schedules of Investments.

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

COMMON STOCKS - 69.4%	Shares	Value
Consumer Discretionary - 6.8%
H&R Block, Inc.	34,000	$533,460
Home Depot, Inc. (The)	11,800	331,226
KB Home	26,000	286,000
Kohl's Corporation (a)	7,500	356,250
Macy's, Inc.	30,000	537,000
McGraw-Hill Companies, Inc. (The)	26,000	731,640
		2,775,576
Consumer Staples - 9.4%
Avon Products, Inc.	27,000	715,500
Kimberly-Clark Corporation	14,300	867,009
Philip Morris International, Inc.	6,500	297,960
SUPERVALU, Inc.	54,000	585,360
Walgreen Company	32,000	854,400
Wal-Mart Stores, Inc.	10,500	504,735
		3,824,964
Energy - 7.3%
Chevron Corporation	7,000	475,020
ConocoPhillips	12,500	613,625
Devon Energy Corporation	13,900	846,788
Pioneer Natural Resources Company (b)	9,000	535,050
Royal Dutch Shell plc - Class A - ADR	10,000	502,200
		2,972,683
Financials - 11.5%
Bank of New York Mellon Corporation (The)	21,000	518,490
Comerica, Inc. (b)	15,000	552,450
First American Financial Corporation	9,000	114,120
JPMorgan Chase & Company	31,000	1,134,910
Lincoln National Corporation	25,000	607,250
MetLife, Inc.	7,000	264,320
Travelers Companies, Inc. (The)	17,000	837,250
Willis Group Holdings plc	22,000	661,100
		4,689,890
Health Care - 6.4%
Amgen, Inc. (a)	8,850	465,510
Johnson & Johnson	14,000	826,840
Merck & Company, Inc.	15,600	545,532
Pfizer, Inc.	31,000	442,060
WellPoint, Inc. (a)	6,500	318,045
		2,597,987

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 69.4% (Continued)	Shares	Value
Industrials - 8.7%
Avery Dennison Corporation	19,000	$610,470
FedEx Corporation (b)	6,400	448,704
General Electric Company	35,000	504,700
Ingersoll-Rand plc	24,000	827,760
Lockheed Martin Corporation	8,400	625,800
Masco Corporation	25,000	269,000
Northrop Grumman Corporation	5,000	272,200
		3,558,634
Information Technology - 13.2%
Cisco Systems, Inc. (a)	24,000	511,440
Computer Sciences Corporation	17,000	769,250
CoreLogic, Inc.	9,000	158,940
Dell, Inc. (a)	35,000	422,100
Flextronics International Ltd. (a)	85,000	476,000
Hewlett-Packard Company	16,000	692,480
International Business Machines Corporation	9,500	1,173,060
Microsoft Corporation	21,000	483,210
Western Union Company (The)	45,000	670,950
		5,357,430
Materials - 4.0%
E.I. du Pont de Nemours and Company	18,000	622,620
RPM International, Inc.	10,000	178,400
Sealed Air Corporation	42,000	828,240
		1,629,260
Utilities - 2.1%
American Electric Power Company, Inc.	14,000	452,200
Duke Energy Corporation	26,000	416,000
		868,200

Total Common Stocks (Cost $25,260,135)		$28,274,624

PREFERRED STOCKS - 1.4%	Shares	Value
BB&T Capital Trust VII (Cost $550,000)	22,000	$572,660

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.7%	Par Value	Value
U.S. Treasury Notes - 1.9%
4.50%, due 11/15/2010	$750,000	$761,923

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.7%(Continued)	Par Value	Value
Federal Home Loan Bank - 1.8%
4.375%, due 10/22/2010	$750,000	$759,386

Total U.S. Government & Agency Obligations (Cost $1,525,860)		$1,521,309

CORPORATE BONDS - 19.3%	Par Value	Value
Consumer Discretionary - 1.9%
Anheuser-Busch InBev SA/NV, 3.00%, due 10/15/2012	$750,000	$769,911

Consumer Staples - 1.9%
Kraft Foods, Inc., 5.625%, due 11/01/2011	750,000	789,214

Financials - 3.8%
Berkley (W.R.) Corporation, 5.60%, due 05/15/2015	750,000	758,002
Prudential Financial, Inc., 5.80%, due 06/15/2012	750,000	793,870
		1,551,872
Health Care - 1.9%
UnitedHealth Group, Inc., 5.25%, due 03/15/2011	750,000	769,562

Industrials - 4.0%
Eaton Corporation, 5.95%, due 03/20/2014	750,000	851,521
Ryder System, Inc., 5.00%, due 04/01/2011	750,000	766,996
		1,618,517
Information Technology - 2.0%
Analog Devices, Inc., 5.00%, due 07/01/2014	750,000	810,645

Utilities - 3.8%
Ohio Power Company, 5.30%, due 11/01/2010	750,000	759,751
SBC Communications, Inc., 5.875%, due 02/01/2012	750,000	802,264
		1,562,015

Total Corporate Bonds (Cost $7,505,096)		$7,871,736

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.04% (c) (Cost $1,973,997)	1,973,997	$1,973,997

REPURCHASE AGREEMENTS - 2.1%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 06/30/2010, due 07/01/2010, repurchase proceeds: $839,359 (Cost $839,358) (d)	$839,358	$839,358

Total Investments at Value - 100.7% (Cost $37,654,446)		$41,053,684

Liabilities in Excess of Other Assets - (0.7%)		(288,811)

Net Assets - 100.0%		$40,764,873

ADR- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Security covers a written call option.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2010.
(d)	Repurchase agreement is fully collateralized by $807,358 FGCI #E99837, 4.00%, due 10/01/2018. The aggregate market value of the collateral at June 30, 2010 was $856,445.

See accompanying notes to Schedules of Investments.

FBP BALANCED FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2010 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Comerica, Inc.,
10/16/2010 at $45	70	$4,200	$16,589
FedEx Corporation,
10/16/2010 at $100	30	420	16,409
Pioneer Natural Resources Company,
09/18/2010 at $65	30	10,200	14,609
		$14,820	$47,607

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2010 (Unaudited)

1.  Securities Valuation

Portfolio securities of FBP Value Fund and FBP Balanced Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.  Investments in money market funds have been valued at amortized cost, which approximates fair value absent unusual circumstances, and are classified as Level 2 within the fair value hierarchy.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of June 30, 2010 by security type:

FBP Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$24,120,715	$-	$-	$24,120,715
Covered Call Options	(15,812)	-	-	(15,812)
Money Market Funds	-	670,393	-	670,393
Total	$24,104,903	$670,393	$-	$24,775,296

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

FBP Balanced Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$28,274,624	$-	$-	$28,274,624
Preferred Stocks	572,660	-	-	572,660
U.S. Government & Agency Obligations	-	1,521,309	-	1,521,309
Corporate Bonds	-	7,871,736	-	7,871,736
Covered Call Options	(14,820)	-	-	(14,820)
Money Market Funds	-	1,973,997	-	1,973,997
Repurchase Agreements	-	839,358	-	839,358
Total	$28,832,464	$12,206,400	$-	$41,038,864

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds valued using Level 1 and Level 2 inputs by sector type.  During the quarter ended June 30, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities held in the Funds as of or during the quarter ended June 30, 2010.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2010:

	FBP Value Fund	FBP Balanced Fund

Cost of portfolio investments and written options	$23,707,409	$37,606,839

Gross unrealized appreciation	$4,715,650	$6,941,046
Gross unrealized depreciation	(3,647,763)	(3,509,021)

Net unrealized appreciation	$1,067,887	$3,432,025

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

COMMON STOCKS - 80.4%	Shares	Value
Consumer Discretionary - 6.3%
Darden Restaurants, Inc.	4,000	$155,400
Home Depot, Inc. (The)	17,500	491,225
ITT Educational Services, Inc. (a)	1,600	132,832
Johnson Controls, Inc.	20,000	537,400
McDonald's Corporation	5,500	362,285
NIKE, Inc. - Class B	9,000	607,950
Walt Disney Company (The)	30,000	945,000
		3,232,092
Consumer Staples - 8.5%
Altria Group, Inc.	33,000	661,320
Coca-Cola Company (The)	6,000	300,720
Kraft Foods, Inc. - Class A	22,836	639,408
McCormick & Company, Inc.	7,000	265,720
Mead Johnson Nutrition Company	12,000	601,440
Philip Morris International, Inc.	28,000	1,283,520
Procter & Gamble Company (The)	10,000	599,800
		4,351,928
Energy - 7.9%
Apache Corporation	5,089	428,443
Chevron Corporation	15,000	1,017,900
ConocoPhillips	18,500	908,165
Ensco plc - ADR	12,000	471,360
Exxon Mobil Corporation	9,648	550,611
Plains Exploration & Production Company (a)	9,000	185,490
Southwestern Energy Company (a)	3,000	115,920
TransCanada Corporation	11,000	367,730
		4,045,619
Financials - 8.6%
Aegon N.V. - ARS	30,900	163,152
Aflac, Inc. (b)	20,600	879,002
American Capital Ltd. (a)	4,990	24,052
Bank of America Corporation	40,000	574,800
Brookfield Asset Management, Inc.	14,000	316,680
Charles Schwab Corporation (The)	15,000	212,700
Colonial Properties Trust	65,000	944,450
Hartford Financial Services Group, Inc.	20,000	442,600
U.S. Bancorp	38,000	849,300
		4,406,736

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 80.4% (Continued)	Shares	Value
Health Care - 12.1%
Abbott Laboratories	3,000	$140,340
Alexion Pharmaceuticals, Inc. (a)	8,000	409,520
Becton, Dickinson and Company	3,290	222,470
Cardinal Health, Inc.	12,000	403,320
CareFusion Corporation (a)	6,000	136,200
Cerner Corporation (a)	7,500	569,175
Computer Programs & Systems, Inc.	9,100	372,372
Covance, Inc. (a)	8,000	410,560
Covidien plc	5,000	200,900
Elan Corporation plc - ADR (a)	20,000	90,000
Fresenius Medical Care AG & Company - ADR	5,000	268,450
Intuitive Surgical, Inc. (a)	500	157,810
Johnson & Johnson	5,000	295,300
Questcor Pharmaceuticals, Inc. (a)	20,000	204,200
Shire plc - ADR	7,000	429,660
Techne Corporation	10,000	574,500
Teva Pharmaceutical Industries Ltd. - ADR	8,000	415,920
Waters Corporation (a)	14,000	905,800
		6,206,497
Industrials - 11.6%
C.H. Robinson Worldwide, Inc.	3,000	166,980
Caterpillar, Inc.	16,000	961,120
Emerson Electric Company	20,000	873,800
General Dynamics Corporation	15,000	878,400
Ingersoll-Rand plc	13,500	465,615
Manitowoc Company, Inc. (The)	14,000	127,960
Norfolk Southern Corporation	10,000	530,500
Quanta Services, Inc. (a)	20,000	413,000
Stericycle, Inc. (a)	8,000	524,640
United Technologies Corporation (b)	16,000	1,038,560
		5,980,575
Information Technology - 16.8%
Accenture plc - Class A	9,500	367,175
Adobe Systems, Inc. (a)	25,000	660,750
ADTRAN, Inc.	8,000	218,160
Apple, Inc. (a)	4,500	1,131,885
Automatic Data Processing, Inc.	20,000	805,200
Broadridge Financial Solutions, Inc.	5,000	95,250
Cisco Systems, Inc. (a)	23,450	499,719
Corning, Inc.	28,000	452,200

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 80.4% (Continued)	Shares	Value
Information Technology - 16.8% (Continued)
eBay, Inc. (a)	3,000	$58,830
Google, Inc. - Class A (a)	400	177,980
Hewlett-Packard Company (b)	22,300	965,144
International Business Machines Corporation	8,000	987,840
Lam Research Corporation (a)	3,000	114,180
MasterCard, Inc. - Class A	4,000	798,120
NetApp, Inc. (a)	13,000	485,030
Oracle Corporation	10,000	214,600
Texas Instruments, Inc.	10,000	232,800
Tyco Electronics Ltd.	7,000	177,660
Varian Semiconductor Equipment Associates, Inc. (a)	3,000	85,980
Western Digital Corporation (a)	3,000	90,480
		8,618,983
Materials - 4.1%
Airgas, Inc.	3,000	186,600
Albemarle Corporation	5,500	218,405
Dow Chemical Company (The)	17,000	403,240
Freeport-McMoRan Copper & Gold, Inc.	4,966	293,640
Nucor Corporation	11,000	421,080
Praxair, Inc.	8,000	607,920
		2,130,885
Telecommunication Services - 0.3%
América Móvil S.A.B. de C.V. - Series L - ADR	3,000	142,500

Utilities - 4.2%
Duke Energy Corporation	65,980	1,055,680
FirstEnergy Corporation	21,000	739,830
Wisconsin Energy Corporation	7,000	355,180
		2,150,690

Total Common Stocks (Cost $29,770,422)		$41,266,505

EXCHANGE-TRADED FUNDS - 16.9%	Shares	Value
iShares MSCI BRIC Index Fund	18,000	$737,640
Market Vectors Agribusiness ETF	11,000	398,530
Market Vectors Coal ETF	20,000	596,200
Market Vectors Gold Miners ETF	6,000	311,760
Market Vectors Steel ETF	6,000	315,480

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 16.9% (Continued)	Shares	Value
ProShares Credit Suisse 130/30 ETF	20,000	$939,200
ProShares Short MidCap400 ETF (a)	15,000	652,950
ProShares Short MSCI Emerging Markets ETF (a)	10,000	406,300
ProShares Short QQQ ETF (a)	7,500	339,450
ProShares Short S&P500 ETF (a)	13,000	715,130
Vanguard Emerging Markets ETF	40,000	1,519,600
Vanguard Mid-Cap ETF	20,000	1,173,600
Vanguard Small-Cap ETF	10,000	566,000
Total Exchange-Traded Funds (Cost $7,852,510)		$8,671,840

EXCHANGE-TRADED NOTES - 0.7%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $358,997)	12,000	$370,920

COMMERCIAL PAPER - 1.9%	Par Value	Value
U.S. Bank, N.A., discount, 0.05%, due 07/01/2010 (Cost $988,000)	$988,000	$988,000

MONEY MARKET FUNDS - 0.0%	Shares	Value
AIM STIT - STIC Prime Portfolio - Institutional Class, 0.20% (c) (Cost $237)	237	$237

Total Investments at Value - 99.9% (Cost $38,970,166)		$51,297,502

Other Assets in Excess of Liabilities - 0.1%		49,532

Net Assets - 100.0%		$51,347,034

ADR - American Depositary Receipt.
ARS - American Registered Shares.

(a)	Non-income producing security.
(b)	Security covers a written call option.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2010.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2010 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Aflac, Inc.,
11/20/2010 at $60	56	$2,128	$12,431
Hewlett Packard Company,
11/20/2010 at $60	50	650	8,249
United Technologies Corporation,
11/20/2010 at $80	60	3,420	12,659
		$6,198	$33,339

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

COMMON STOCKS - 83.9%	Shares	Value
Consumer Discretionary - 12.5%
BorgWarner, Inc. (a)	2,100	$78,414
Buffalo Wild Wings, Inc. (a)	2,400	87,792
Chico's FAS, Inc.	6,400	63,232
Coach, Inc.	5,200	190,060
Darden Restaurants, Inc.	1,675	65,074
DeVry, Inc.	1,400	73,486
Dollar Tree, Inc. (a)	2,100	87,423
DreamWorks Animation SKG, Inc. - Class A (a)	4,300	122,765
Family Dollar Stores, Inc.	2,800	105,532
Gildan Activewear, Inc. - Class A (a)	6,600	189,090
Guess?, Inc.	5,100	159,324
Hasbro, Inc.	2,525	103,778
Interactive Data Corporation	3,000	100,140
ITT Educational Services, Inc. (a)	905	75,133
Jarden Corporation	5,050	135,694
John Wiley & Sons, Inc. - Class A	1,800	69,606
Liberty Global, Inc. - Class A (a)	3,150	81,869
Netflix, Inc. (a)	1,425	154,826
Nordstrom, Inc.	3,300	106,227
O'Reilly Automotive, Inc. (a)	5,050	240,178
Panera Bread Company - Class A (a)	1,100	82,819
PetSmart, Inc.	3,500	105,595
Phillips-Van Heusen Corporation	3,400	157,318
priceline.com, Inc. (a)	1,030	181,836
Ross Stores, Inc.	3,000	159,870
Service Corporation International	10,200	75,480
Tiffany & Company	3,175	120,364
True Religion Apparel, Inc. (a)	7,250	160,007
Urban Outfitters, Inc. (a)	4,800	165,072
Vail Resorts, Inc. (a)	2,700	94,257
VF Corporation	1,175	83,636
		3,675,897
Consumer Staples - 3.2%
Church & Dwight Company, Inc.	5,400	338,634
Hormel Foods Corporation	6,000	242,880
J.M. Smucker Company (The)	4,700	283,034
Mead Johnson Nutrition Company	1,000	50,120
Tyson Foods, Inc. - Class A	2,000	32,780
		947,448

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.9% (Continued)	Shares	Value
Energy - 6.6%
Cameron International Corporation (a)	6,610	$214,957
FMC Technologies, Inc. (a)	5,780	304,375
Murphy Oil Corporation	3,740	185,317
Newfield Exploration Company (a)	2,800	136,808
Noble Corporation	5,360	165,678
Overseas Shipholding Group, Inc.	3,600	133,344
Peabody Energy Corporation	4,800	187,824
Pioneer Natural Resources Company	4,380	260,391
Pride International, Inc. (a)	5,000	111,700
Smith International, Inc.	4,500	169,425
Valero Energy Corporation	4,950	89,001
		1,958,820
Financials - 9.0%
American Financial Group, Inc.	8,400	229,488
Arthur J. Gallagher & Company	6,750	164,565
Bank of Hawaii Corporation	6,000	290,100
Berkley (W.R.) Corporation	10,050	265,923
Cullen/Frost Bankers, Inc.	5,600	287,840
Eaton Vance Corporation	10,250	283,003
Legg Mason, Inc.	3,780	105,953
Liberty Property Trust	4,600	132,710
New York Community Bancorp, Inc.	10,270	156,823
Potlatch Corporation	6,941	248,002
Rayonier, Inc.	7,000	308,140
Westamerica Bancorporation	3,300	173,316
		2,645,863
Health Care - 12.4%
Alexion Pharmaceuticals, Inc. (a)	800	40,952
Almost Family, Inc. (a)	1,000	34,930
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	216,225
C.R. Bard, Inc.	1,000	77,530
Cantel Medical Corporation	2,000	33,400
Cephalon, Inc. (a)	2,000	113,500
Cerner Corporation (a)	6,000	455,340
Charles River Laboratories International, Inc. (a)	3,000	102,630
Computer Programs & Systems, Inc.	1,800	73,656
Covance, Inc. (a)	4,000	205,280
Covidien plc	1,500	60,270
Edwards Lifesciences Corporation (a)	5,000	280,100
Ensign Group, Inc. (The)	3,000	49,560

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.9% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
Fresenius Medical Care AG & Company - ADR	4,000	$214,760
Gilead Sciences, Inc. (a)	150	5,142
Hanger Orthopedic Group, Inc. (a)	4,000	71,840
HealthSpring, Inc. (a)	2,500	38,775
Henry Schein, Inc. (a)	2,000	109,800
Illumina, Inc. (a)	1,000	43,530
Intuitive Surgical, Inc. (a)	200	63,124
Life Technologies Corporation (a)	2,891	136,600
Millipore Corporation (a)	2,000	213,300
Myrexis, Inc. (a)	250	940
Myriad Genetics, Inc. (a)	1,000	14,950
PSS World Medical, Inc. (a)	2,000	42,300
Questcor Pharmaceuticals, Inc. (a)	3,000	30,630
ResMed, Inc. (a)	3,000	182,430
Shire plc - ADR	1,500	92,070
Techne Corporation	4,500	258,525
Teleflex, Inc.	3,000	162,840
Teva Pharmaceutical Industries Ltd. - ADR	2,163	112,454
Waters Corporation (a)	2,000	129,400
		3,666,783
Industrials - 13.8%
Alexander & Baldwin, Inc.	3,000	89,340
AMETEK, Inc.	7,500	301,125
C.H. Robinson Worldwide, Inc.	5,000	278,300
Donaldson Company, Inc.	6,000	255,900
Expeditors International of Washington, Inc.	6,000	207,060
Fastenal Company	7,000	351,330
Goodrich Corporation	3,500	231,875
Graco, Inc.	6,000	169,140
Harsco Corporation	3,000	70,500
Herman Miller, Inc.	5,500	103,785
Jacobs Engineering Group, Inc. (a)	4,475	163,069
Joy Global, Inc.	2,000	100,180
L-3 Communications Holdings, Inc.	3,000	212,520
Manpower, Inc.	4,000	172,720
MSC Industrial Direct Company, Inc. - Class A	5,000	253,300
Snap-on, Inc.	3,575	146,253
SPX Corporation	5,000	264,050
Stericycle, Inc. (a)	8,275	542,674
Trinity Industries, Inc.	5,000	88,600

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.9% (Continued)	Shares	Value
Industrials - 13.8% (Continued)
WESCO International, Inc. (a)	1,850	$62,290
		4,064,011
Information Technology - 15.6%
Activision Blizzard, Inc.	16,000	167,840
ADC Telecommunications, Inc. (a)	8,500	62,985
ADTRAN, Inc.	6,000	163,620
Advent Software, Inc. (a)	4,000	187,840
Alliance Data Systems Corporation (a)	5,000	297,600
Arrow Electronics, Inc. (a)	8,000	178,800
Aviat Networks, Inc. (a)	1,490	5,409
Cognizant Technology Solutions Corporation - Class A (a)	8,000	400,480
CommScope, Inc. (a)	1,000	23,770
Cree, Inc. (a)	6,500	390,195
DST Systems, Inc.	4,000	144,560
Harris Corporation	6,000	249,900
IAC/InterActiveCorporation (a)	3,000	65,910
Integrated Device Technology, Inc. (a)	10,000	49,500
Jack Henry & Associates, Inc.	9,000	214,920
Lam Research Corporation (a)	6,000	228,360
Linear Technology Corporation	5,000	139,050
Microchip Technology, Inc.	5,000	138,700
National Instruments Corporation	8,000	254,240
NetApp, Inc. (a)	5,000	186,550
Polycom, Inc. (a)	4,000	119,160
Rovi Corporation (a)	6,000	227,460
SanDisk Corporation (a)	5,000	210,350
Sybase, Inc. (a)	4,000	258,640
Xilinx, Inc.	7,000	176,820
Zebra Technologies Corporation - Class A (a)	2,500	63,425
		4,606,084
Materials - 6.0%
Airgas, Inc.	4,000	248,800
Albemarle Corporation	8,000	317,680
Ashland, Inc.	3,000	139,260
Cabot Corporation	4,000	96,440
Eagle Materials, Inc.	2,500	64,825
Martin Marietta Materials, Inc.	2,500	212,025
Scotts Miracle-Gro Company (The) - Class A	4,000	177,640
Sonoco Products Company	5,000	152,400

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.9% (Continued)	Shares	Value
Materials - 6.0% (Continued)
Steel Dynamics, Inc.	12,000	$158,280
Valspar Corporation (The)	7,000	210,840
		1,778,190
Telecommunication Services - 0.2%
Syniverse Holdings, Inc. (a)	1,500	30,675
Telephone & Data Systems, Inc.	1,000	30,390
		61,065
Utilities - 4.6%
AGL Resources, Inc.	8,400	300,888
Great Plains Energy, Inc.	9,050	154,031
ONEOK, Inc.	5,750	248,687
Pepco Holdings, Inc.	7,900	123,872
SCANA Corporation	7,530	269,273
Vectren Corporation	10,600	250,796
		1,347,547

Total Common Stocks (Cost $19,844,579)		$24,751,708

EXCHANGE-TRADED FUNDS - 6.9%	Shares	Value
iShares Dow Jones U.S. Home Construction Index Fund	3,600	$40,392
iShares Russell 2000 Index Fund	15,000	916,200
iShares S&P MidCap 400 Index Fund	12,070	858,418
ProShares Short MidCap400 ETF (a)	5,000	217,650
Total Exchange-Traded Funds (Cost $1,821,246)		$2,032,660

EXCHANGE-TRADED NOTES - 0.6%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $183,291)	6,000	$185,460

COMMERCIAL PAPER - 8.5%	Par Value	Value
Intesa Funding, LLC, discount, 0.05%, due 07/01/2010	$1,007,000	$1,007,000
U.S. Bank, N.A., discount, 0.05%, due 07/01/2010	1,485,000	1,485,000
Total Commercial Paper (Cost $2,492,000)		$2,492,000

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.0%	Shares	Value
AIM STIT - STIC Prime Portfolio - Institutional Class, 0.20% (b) (Cost $397)	397	$397

Total Investments at Value - 99.9% (Cost $24,341,513)		$29,462,225

Other Assets in Excess of Liabilities - 0.1%		23,042

Net Assets - 100.0%		$29,485,267

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2010.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.2%	Par Value	Value
Alabama Drinking Water Financing Auth., Rev.,
4.00%, due 08/15/2014	$250,000	$265,530
5.00%, due 08/15/2018	400,000	428,200
Alabama Special Care Facilities Financing Auth., Birmingham, Rev.,
5.375%, due 11/01/2012, ETM	400,000	401,480
Alabama Special Care Facilities Financing Auth., Mobile, Hospital Rev.,
4.50%, due 11/01/2010, ETM	250,000	250,873
Alabama State Federal Highway Financing Auth., Rev.,
5.00%, due 03/01/2016	300,000	317,625
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 12/01/2011	350,000	371,578
Alabama State Public School & College Auth., Capital Improvements, Series A, Rev.,
4.00%, due 02/17/2017	250,000	269,452
Alabama State Public School & College Auth., Rev.,
5.00%, due 12/01/2017	300,000	343,545
Alabama State, GO,
5.00%, due 09/01/2015	300,000	304,989
5.00%, due 09/01/2016	300,000	304,965
5.00%, due 09/01/2017	300,000	329,361
Alabama Water Pollution Control Auth., Rev.,
5.00%, due 08/15/2010	500,000	501,670
5.375%, due 08/15/2014	225,000	233,692
Anniston, AL, Waterworks & Sewer Board, Rev.,
4.00%, due 06/01/2015	400,000	400,608
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2011	500,000	509,630
Auburn University, AL, General Fee Rev.,
5.25%, due 06/01/2015	400,000	428,688
Auburn, AL, GO, Warrants,
5.00%, due 08/01/2012	225,000	244,942
Auburn, AL, Series A, GO, School Warrants,
5.00%, due 08/01/2018	500,000	578,035

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.2% (Continued)	Par Value	Value
Auburn, AL, Waterworks Board, Rev.,
5.00%, due 07/01/2015	$335,000	$354,058
Baldwin Co., AL, GO, Warrants,
5.00%, due 02/01/2015	200,000	222,850
Baldwin Co., AL, Series A, GO, Warrants,
5.00%, due 02/01/2017	320,000	369,302
Calhoun Co., AL, Gas Tax Anticipation, Series A, Rev., Warrants,
4.00%, due 03/01/2016	445,000	478,776
Calhoun Co., AL, Gas Tax Anticipation, Series B, Rev., Warrants,
2.00%, due 03/01/2011	365,000	367,686
Chelsea, AL, GO,
4.00%, due 05/01/2015	260,000	280,907
Enterprise, AL, GO, School Warrants,
4.00%, due 02/01/2016	400,000	436,020
Florence, AL, Electric Rev., Warrants,
3.10%, due 06/01/2015	300,000	308,322
3.50%, due 06/01/2017	515,000	529,641
Foley, AL, GO, Warrants,
4.00%, due 01/01/2015	315,000	343,419
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	764,336
4.50%, due 11/01/2019	250,000	266,020
Homewood, AL, GO, Warrants,
5.00%, due 09/01/2014,
Prerefunded 09/01/2011 @ 101	500,000	532,325
5.00%, due 09/01/2015	250,000	287,222
Hoover, AL, Special Tax Rev., Warrants,
5.00%, due 02/15/2015	370,000	391,223
Houston Co., AL, Board of Education, GO, Capital Outlay Warrants,
4.00%, due 12/01/2013	545,000	594,399
Houston Co., AL, GO,
4.75%, due 10/15/2016	500,000	540,075

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.2% (Continued)	Par Value	Value
Huntsville, AL, Capital Improvements, Series C, GO, Warrants,
3.25%, due 11/01/2010	$100,000	$100,999
5.00%, due 11/01/2017	300,000	332,031
Huntsville, AL, Electric Systems, Rev.,
4.00%, due 12/01/2013	300,000	328,227
Huntsville, AL, GO,
5.00%, due 08/01/2011	500,000	524,915
5.125%, due 05/01/2020	300,000	326,475
Jefferson Co., AL, Sewer Rev.,
5.00%, due 02/01/2041,
Prerefunded 02/01/2011 @ 101	225,000	231,995
Limestone Co., AL, Board of Education, Rev.,
4.75%, due 11/01/2010	250,000	253,502
Limestone Co., AL, GO, Warrants,
4.00%, due 11/01/2018	200,000	215,306
Macon Co., AL, GO, Warrants,
4.25%, due 10/01/2027,
Prerefunded 10/01/2017 @ 100	200,000	227,700
Madison Co., AL, Board of Education, Series B, Rev., Tax Anticipation Warrants,
3.00%, due 09/01/2017	410,000	411,386
Mobile Co., AL, GO,
5.25%, due 08/01/2015	400,000	451,864
Mobile, AL, GO,
4.50%, due 08/01/2013	100,000	110,233
4.75%, due 02/15/2014	400,000	415,584
5.50%, due 08/15/2015,
Prerefunded 08/15/2011 @ 102	500,000	539,180
5.20%, due 08/15/2018,
Prerefunded 08/15/2011 @ 102	725,000	779,368
Mobile, AL, Water & Sewer, Rev.,
5.25%, due 01/01/2012	205,000	217,804
5.25%, due 01/01/2014	300,000	315,141
5.25%, due 01/01/2020	400,000	418,300
Montgomery, AL, GO,
5.00%, due 11/01/2015	300,000	307,260

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.2% (Continued)	Par Value	Value
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.25%, due 09/01/2011	$350,000	$370,034
5.00%, due 09/01/2017	250,000	289,662
Mountain Brook, AL, City Board of Education, GO, Capital Outlay Warrants,
4.80%, due 02/15/2011	405,000	406,345
Oxford, AL, Waterworks & Sewer Board, Rev.,
3.00%, due 12/01/2011	415,000	426,027
Prattville, AL, GO, Warrants,
4.00%, due 09/01/2016	450,000	487,445
Prattville, AL, Waterworks Board, Rev.,
3.00%, due 08/01/2017	290,000	292,340
Sheffield, AL, Electric Rev.,
4.00%, due 07/01/2017	600,000	635,502
Smiths, AL, Water & Sewer Auth., Rev.,
4.00%, due 06/01/2013	200,000	212,998
St. Clair Co., AL, GO,
4.00%, due 08/01/2013	145,000	157,641
4.00%, due 08/01/2014	205,000	224,758
Sumter Co., AL, School Rev., Warrants,
4.50%, due 02/01/2031,
Prerefunded 02/01/2016 @ 100	500,000	572,035
Trussville, AL, GO, Warrants,
4.30%, due 10/01/2010	400,000	404,068
Tuscaloosa, AL, GO, Warrants,
4.25%, due 02/15/2011	145,000	148,619
Tuscaloosa, AL, Public Building Auth., Student Housing Rev.,
4.00%, due 07/01/2013	350,000	375,183
University of Alabama, AL, Birmingham, Series A, Hospital Rev.,
5.00%, due 09/01/2011	100,000	104,302
5.00%, due 09/01/2012	180,000	191,151
University of Alabama, AL, General Fee Rev.,
4.10%, due 12/01/2013	240,000	253,694

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.2% (Continued)	Par Value	Value
University of Alabama, AL, Series A, Rev.,
4.00%, due 10/01/2010	$375,000	$378,375
3.00%, due 07/01/2016	340,000	354,243
5.00%, due 07/01/2017	245,000	283,952
Vestavia Hills, AL, Series A, GO, Warrants,
5.00%, due 02/01/2012	565,000	590,668
3.00%, due 02/01/2018	240,000	244,872
Wetumpka, AL, Waterworks & Sewer, Rev.,
4.00%, due 03/01/2018	320,000	332,736

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds (Cost $26,995,660)		$27,795,364

MONEY MARKET FUNDS - 5.6%	Shares	Value
Alpine Municipal Money Market Fund - Class I, 0.24% (a) (Cost $1,661,101)	1,661,101	$1,661,101

Total Investments at Value - 98.8% (Cost $28,656,761)		$29,456,465

Other Assets in Excess of Liabilities - 1.2%		342,997

Net Assets - 100.0%		$29,799,462

ETM - Escrowed to Maturity.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2010.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2010 (Unaudited)

1.  Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.  Investments in money market funds have been valued at amortized cost, which approximates fair value absent unusual circumstances, and are classified as Level 2 within the fair value hierarchy.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in their entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2010, by security type:

	Level 1	Level 2	Level 3	Total
The Government Street Equity Fund:
Common Stocks	$41,266,505	$-	$-	$41,266,505
Exchange-Traded Funds	8,671,840	-	-	8,671,840
Exchange-Traded Notes	370,920	-	-	370,920
Commercial Paper	-	988,000	-	988,000
Money Market Funds	-	237	-	237
Written Call Option Contracts	(6,198)	-	-	(6,198)
Total	$50,303,067	$988,237	$-	$51,291,304

The Government Street Mid-Cap Fund:
Common Stocks	$24,751,708	$-	$-	$24,751,708
Exchange-Traded Funds	2,032,660	-	-	2,032,660
Exchange-Traded Notes	185,460	-	-	185,460
Commercial Paper	-	2,492,000	-	2,492,000
Money Market Funds	-	397	-	397
Total	$26,969,828	$2,492,397	$-	$29,462,225

The Alabama Tax Free Bond Fund:
Municipal Bonds	$-	$27,795,364	$-	$27,795,364
Money Market Funds	-	1,661,101	-	1,661,101
Total	$-	$29,456,465	$-	$29,456,465

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by sector type.  During the quarter ended June 30, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities held in the Funds or derivative instruments held in The Government Street Mid-Cap Fund or The Alabama Tax Free Bond Fund as of or during the quarter ended June 30, 2010.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2010:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Cost of portfolio investments and written option contracts	$39,076,686	$24,341,513	$28,679,787

Gross unrealized appreciation	$14,957,632	$6,832,408	$795,955
Gross unrealized depreciation	(2,743,014)	(1,711,696)	(19,277)

Net unrealized appreciation	$12,214,618	$5,120,712	$776,678

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Government Street Equity Fund and The Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

COMMON STOCKS - 64.4%	Shares	Value
Consumer Discretionary - 8.8%
Comcast Corporation - Class A	15,000	$260,550
Dollar Tree, Inc. (a)	6,150	256,024
Home Depot, Inc. (The)	8,400	235,788
McDonald's Corporation	4,300	283,241
TJX Companies, Inc. (The)	3,300	138,435
Viacom, Inc. - Class B	8,800	276,056
Yum! Brands, Inc.	7,000	273,280
		1,723,374
Consumer Staples - 5.3%
CVS Caremark Corporation	8,300	243,356
General Mills, Inc.	7,200	255,744
PepsiCo, Inc.	4,750	289,513
Wal-Mart Stores, Inc.	5,500	264,385
		1,052,998
Energy - 7.5%
Apache Corporation	2,400	202,056
Chevron Corporation	3,950	268,047
ConocoPhillips	5,500	269,995
Hess Corporation	4,800	241,632
Marathon Oil Corporation	8,500	264,265
Noble Corporation (a)	7,600	234,916
		1,480,911
Financials - 9.9%
Aflac, Inc.	6,100	260,287
Ameriprise Financial, Inc.	3,700	133,681
Bank of America Corporation	1,500	21,555
Franklin Resources, Inc.	2,800	241,332
JPMorgan Chase & Company	6,700	245,287
MetLife, Inc.	6,700	252,992
PNC Financial Services Group, Inc.	4,800	271,200
Prudential Financial, Inc.	4,730	253,812
Toronto-Dominion Bank (The)	4,000	259,640
		1,939,786
Health Care - 7.7%
Abbott Laboratories	5,500	257,290
AmerisourceBergen Corporation	9,500	301,625
Amgen, Inc. (a)	2,600	136,760
Bristol-Myers Squibb Company	6,000	149,640
Express Scripts, Inc. (a)	5,600	263,312

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Health Care - 7.7% (Continued)
Medtronic, Inc.	3,500	$126,945
Teva Pharmaceutical Industries Ltd. - ADR	5,300	275,547
		1,511,119
Industrials - 8.3%
Dover Corporation	5,900	246,561
General Dynamics Corporation	4,200	245,952
General Electric Company	5,500	79,310
Illinois Tool Works, Inc.	5,950	245,616
ITT Corporation	5,700	256,044
Norfolk Southern Corporation	5,000	265,250
United Technologies Corporation	4,600	298,586
		1,637,319
Information Technology - 15.8%
Accenture plc - Class A	5,000	193,250
Apple, Inc. (a)	1,250	314,413
Cisco Systems, Inc. (a)	13,700	291,947
EMC Corporation (a)	16,300	298,290
Google, Inc. - Class A (a)	550	244,722
Hewlett-Packard Company	5,900	255,352
Intel Corporation	14,300	278,135
International Business Machines Corporation	2,225	274,743
Microsoft Corporation	11,500	264,615
Oracle Corporation	12,700	272,542
QUALCOMM, Inc.	6,000	197,040
Symantec Corporation (a)	16,000	222,080
		3,107,129
Materials - 1.1%
Praxair, Inc.	2,800	212,772

Total Common Stocks (Cost $10,897,325)		$12,665,408

U.S. TREASURY OBLIGATIONS - 4.3%	Par Value	Value
U.S. Treasury Notes - 4.3%
4.25%, 11/15/2014	$350,000	$389,785
4.25%, 11/15/2017	400,000	449,344
Total U.S. Treasury Obligations (Cost $755,094)		$839,129

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.9%	Par Value	Value
Federal Home Loan Mortgage Corporation - 2.9%
5.25%, due 04/18/2016 (Cost $492,110)	$500,000	$574,088

MORTGAGE-BACKED SECURITIES - 6.0%	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.1%
Pool #E90624, 6.00%, due 08/01/2017	$12,864	$13,965
Pool #A43942, 5.50%, due 03/01/2036	184,194	198,049
		212,014
Federal National Mortgage Association - 4.8%
Pool #618465, 5.00%, due 12/01/2016	105,815	113,049
Pool #684231, 5.00%, due 01/01/2018	153,462	163,953
Pool #255455, 5.00%, due 10/01/2024	162,728	173,627
Pool #255702, 5.00%, due 05/01/2025	257,683	274,605
Pool #808413, 5.50%, due 01/01/2035	195,035	209,614
		934,848
Government National Mortgage Association - 0.1%
Pool #781344, 6.50%, due 10/15/2031	23,093	25,374

Total Mortgage-Backed Securities (Cost $1,092,249)		$1,172,236

CORPORATE BONDS - 19.0%	Par Value	Value
Consumer Staples - 3.4%
Coca-Cola Company (The), 5.35%, due 11/15/2017	$250,000	$285,899
General Mills, Inc., 5.70%, due 02/15/2017	150,000	174,214
PepsiCo, Inc., 4.65%, due 02/15/2013	200,000	217,270
		677,383
Energy - 1.0%
Burlington Resources, Inc., 6.68%, due 02/15/2011	200,000	207,034

Financials - 6.9%
American Express Company, 4.875%, due 07/15/2013	150,000	160,154

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 19.0% (Continued)	Par Value	Value
Financials - 6.9% (Continued)
BB&T Corporation, 6.50%, due 08/01/2011	$325,000	$341,150
JPMorgan Chase & Company, 6.75%, due 02/01/2011	300,000	309,756
Morgan Stanley, 5.30%, due 03/01/2013	250,000	259,977
Northern Trust Corporation, 4.625%, due 05/01/2014	150,000	163,964
PNC Funding Corporation, 5.125%, due 02/08/2020	110,000	114,380
		1,349,381
Health Care - 2.0%
Amgen, Inc., 5.85%, due 06/01/2017	150,000	173,872
GlaxoSmithKline plc, 5.65%, due 05/15/2018	200,000	228,855
		402,727
Industrials - 1.4%
United Technologies Corporation, 6.10%, due 05/15/2012	250,000	272,174

Materials - 2.2%
Alcoa, Inc., 6.50%, due 06/01/2011	250,000	256,952
E.I. du Pont de Nemours and Company, 5.875%, due 01/15/2014	150,000	170,875
		427,827
Telecommunication Services - 1.4%
AT&T, Inc., 4.95%, due 01/15/2013	250,000	271,369

Utilities - 0.7%
Virginia Electric & Power Company, 5.00%, due 06/30/2019	125,000	136,295

Total Corporate Bonds (Cost $3,518,500)		$3,744,190

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.1%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.20% (b) (Cost $407,759)	407,759	$407,759

REPURCHASE AGREEMENTS - 1.1%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 06/30/2010, due 07/01/2010, repurchase proceeds: $226,081 (Cost $226,081) (c)	$226,081	$226,081

Total Investments at Value - 99.8% (Cost $17,389,118)		$19,628,891

Other Assets in Excess of Liabilities - 0.2%		38,703

Net Assets - 100.0%		$19,667,594

ADR- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2010.
(c)	Repurchase agreement is fully collateralized by $215,438 FGIC #E99430, 4.50%, due 09/01/2018. The aggregate market value of the collateral at June 30, 2010 was $230,870.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Consumer Discretionary - 12.9%
Comcast Corporation - Class A	24,700	$429,039
Dollar Tree, Inc. (a)	11,250	468,337
Home Depot, Inc. (The)	15,000	421,050
McDonald's Corporation	7,500	494,025
TJX Companies, Inc. (The)	5,500	230,725
Viacom, Inc. - Class B	15,100	473,687
Yum! Brands, Inc.	11,800	460,672
		2,977,535
Consumer Staples - 8.1%
CVS Caremark Corporation	14,600	428,072
General Mills, Inc.	13,000	461,760
PepsiCo, Inc.	8,300	505,885
Wal-Mart Stores, Inc.	9,500	456,665
		1,852,382
Energy - 11.2%
Apache Corporation	3,900	328,341
Chevron Corporation	6,600	447,876
ConocoPhillips	9,600	471,264
Hess Corporation	8,600	432,924
Marathon Oil Corporation	15,200	472,568
Noble Corporation (a)	13,600	420,376
		2,573,349
Financials - 14.7%
Aflac, Inc.	10,900	465,103
Ameriprise Financial, Inc.	6,700	242,071
Franklin Resources, Inc.	4,900	422,331
JPMorgan Chase & Company	12,000	439,320
MetLife, Inc.	12,000	453,120
PNC Financial Services Group, Inc.	8,200	463,300
Prudential Financial, Inc.	8,300	445,378
Toronto-Dominion Bank (The)	6,900	447,879
		3,378,502
Health Care - 11.8%
Abbott Laboratories	10,000	467,800
AmerisourceBergen Corporation	16,100	511,175
Amgen, Inc. (a)	4,900	257,740
Bristol-Myers Squibb Company	10,400	259,376
Express Scripts, Inc. (a)	10,100	474,902
Medtronic, Inc.	6,100	221,247

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Health Care - 11.8% (Continued)
Teva Pharmaceutical Industries Ltd. - ADR	9,800	$509,502
		2,701,742
Industrials - 12.3%
Dover Corporation	10,500	438,795
General Dynamics Corporation	7,300	427,488
General Electric Company	6,000	86,520
Illinois Tool Works, Inc.	10,600	437,568
ITT Corporation	10,100	453,692
Norfolk Southern Corporation	8,800	466,840
United Technologies Corporation	7,900	512,789
		2,823,692
Information Technology - 23.4%
Accenture plc - Class A	8,700	336,255
Apple, Inc. (a)	2,300	578,519
Cisco Systems, Inc. (a)	23,200	494,392
EMC Corporation (a)	27,700	506,910
Google, Inc. - Class A (a)	970	431,602
Hewlett-Packard Company	10,300	445,784
Intel Corporation	24,000	466,800
International Business Machines Corporation	3,800	469,224
Microsoft Corporation	19,600	450,996
Oracle Corporation	21,300	457,098
QUALCOMM, Inc.	11,000	361,240
Symantec Corporation (a)	27,700	384,476
		5,383,296
Materials - 1.6%
Praxair, Inc.	4,900	372,351

Total Common Stocks (Cost $19,637,234)		$22,062,849

MONEY MARKET FUNDS - 0.8%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.20% (b) (Cost $192,699)	192,699	$192,699

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

REPURCHASE AGREEMENTS - 3.5%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 06/30/2010, due 07/01/2010, repurchase proceeds: $810,973 (Cost $810,973) (c)	$810,973	$810,973

Total Investments at Value - 100.3% (Cost $20,640,906)		$23,066,521

Liabilities in Excess of Other Assets - (0.3%)		(76,492)

Net Assets - 100.0%		$22,990,029

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2010.
(c)	Repurchase agreement is fully collateralized by $780,056 FGCI #E99837, 4.00%, due 10/01/2018. The aggregate market value of the collateral at June 30, 2010 was $827,483.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.7%	Par Value	Value
Arlington Co., Virginia, GO,
4.10%, due 11/01/2018	$500,000	$533,750
Capital Region Airport Commission, Virginia, Airport Revenue,
4.50%, due 07/01/2016	520,000	573,368
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2020	700,000	796,775
Fairfax Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2018	1,000,000	1,097,350
Fairfax Co., Virginia, GO,
5.00%, due 10/01/2011	700,000	740,467
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022	750,000	805,537
Fauquier Co., Virginia, GO,
5.00%, due 07/01/2017	500,000	577,565
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 04/01/2022	400,000	451,852
Hampton, Virginia, GO,
5.00%, due 04/01/2020, prerefunded 04/01/2015 @ 100	500,000	582,850
Henrico Co., Virginia, Public Improvement, Series A, GO,
5.00%, due 12/01/2015	250,000	293,257
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020	350,000	408,996
5.00%, due 05/01/2022	430,000	492,457
James City, Virginia, School District, GO,
5.00%, due 12/15/2018	500,000	555,265
James City, Virginia, Service Authority, Water & Sewer, Revenue,
5.125%, due 01/15/2017	1,000,000	1,078,140
Leesburg, Virginia, GO,
5.00%, due 09/15/2016	500,000	582,325
Loudoun Co., Virginia, GO,
5.00%, due 07/01/2012	500,000	545,200
Loudoun Co., Virginia, Industrial Dev. Authority, Public Facility Lease, Revenue,
5.00%, due 03/01/2019	1,000,000	1,079,040

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.7% (Continued)	Par Value	Value
Lynchburg, Virginia, GO,
5.00%, due 06/01/2015	$500,000	$580,545
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	625,000	737,475
Medical College of Virginia, Hospitals Authority, Revenue,
5.00%, due 07/01/2013	700,000	701,428
New Kent Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 02/01/2019	500,000	556,535
New River Valley Regional Jail Authority, Revenue,
4.00%, due 04/01/2011	250,000	251,437
Norfolk, Virginia, GO,
4.50%, due 06/01/2015	500,000	553,400
Norfolk, Virginia, Water, Revenue,
5.00%, due 11/01/2016	1,000,000	1,051,540
Portsmouth, Virginia, Series A, GO,
5.00%, due 04/01/2016	500,000	561,870
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	236,758
Richmond, Virginia, Industrial Dev. Authority, Government Facilities, Revenue,
4.75%, due 07/15/2010	510,000	510,750
Richmond, Virginia, Metropolitan Authority, Revenue,
5.25%, due 07/15/2014	1,000,000	1,118,100
Southeastern Public Service Authority, Virginia, Revenue,
5.00%, due 07/01/2015, ETM, prerefunded 07/01/2014 @ 100	635,000	718,935
5.00%, due 07/01/2015	365,000	407,953
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2016	500,000	550,390
Spotsylvania Co., Virginia, Water & Sewer, Revenue,
5.00%, due 06/01/2026	500,000	530,360
Suffolk Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	250,000	276,410

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.7% (Continued)	Par Value	Value
University of Virginia, Revenue,
5.00%, due 06/01/2013	$585,000	$654,943
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	250,000	292,755
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021	250,000	298,385
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	578,520
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 02/01/2017, prerefunded 02/01/2014 @ 100	500,000	568,815
5.00%, due 04/01/2017	500,000	552,900
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Note, Revenue,
5.00%, due 09/28/2015	500,000	582,360
Virginia Commonwealth University Health Systems Authority, Series B, Revenue,
0.19%, due 07/01/2030(a)	500,000	500,000
Virginia Polytechnic Institute & State University, Revenue,
5.00%, due 06/01/2016	500,000	558,540
Virginia Small Business Financing Authority, Healthcare Facilities Revenue,
5.00%, due 11/01/2017	250,000	275,937
Virginia State Public Building Authority, Public Facilities, Series D, Revenue,
5.00%, due 08/01/2016	1,000,000	1,128,620
Virginia State Public Building Authority, Revenue,
5.00%, due 08/01/2012	635,000	693,388
Virginia State Public School Authority, Series A, Revenue,
5.00%, due 08/01/2020	585,000	651,866
Virginia State Public School Authority, Series B, Revenue,
4.00%, due 08/01/2014	400,000	442,976

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.7% (Continued)	Par Value	Value
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	$500,000	$589,150
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021	500,000	580,560
Virginia State Resources Authority, Infrastructure, Revenue,
5.50%, due 05/01/2017	100,000	101,304
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	500,000	561,990
Virginia State, Series B, GO,
5.00%, due 06/01/2012	500,000	543,450
5.00%, due 06/01/2017	250,000	295,155

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $29,329,576)		$30,989,694

WASHINGTON, D.C. REVENUE BONDS - 1.7%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $510,055)	$500,000	$546,840

EXCHANGE-TRADED FUNDS - 0.7%	Shares	Value
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (Cost $241,000)	10,000	$241,000

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.8%	Shares	Value
Fidelity Tax Exempt Portfolio - Class I, 0.11% (b) (Cost $942,640)	942,640	$942,640

Total Investments at Value - 98.9% (Cost $31,023,271)		$32,720,174

Other Assets in Excess of Liabilities - 1.1%		375,583

Net Assets - 100.0%		$33,095,757

ETM - Escrowed to Maturity.

(a)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2010.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2010 (Unaudited)

1.  Securities Valuation

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.  Investments in money market funds have been valued at amortized cost, which approximates fair value absent unusual circumstances, and are classified as Level 2 within the fair value hierarchy.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in their entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2010, by security type:

	Level 1	Level 2	Level 3	Total
The Jamestown Balanced Fund:
Common Stocks	$12,665,408	$-	$-	$12,665,408
U.S. Treasury & Government Agency Obligations	-	1,413,217	-	1,413,217
Mortgage-Backed Securities	-	1,172,236	-	1,172,236
Corporate Bonds	-	3,744,190	-	3,744,190
Money Market Funds	-	407,759	-	407,759
Repurchase Agreements	-	226,081	-	226,081
Total	$12,665,408	$6,963,483	$-	$19,628,891

The Jamestown Equity Fund:
Common Stocks	$22,062,849	$-	$-	$22,062,849
Money Market Funds	-	192,699	-	192,699
Repurchase Agreements	-	810,973	-	810,973
Total	$22,062,849	$1,003,672	$-	$23,066,521

The Jamestown Tax Exempt Virginia Fund:
Municipal Bonds	$-	$31,536,534	$-	$31,536,534
Exchange-Traded Funds	241,000	-	-	241,000
Money Market Funds	-	942,640	-	942,640
Total	$241,000	$32,479,174	$-	$32,720,174

Refer to The Jamestown Balanced Fund’s and The Jamestown Equity Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds valued using Level 1 and Level 2 inputs by sector type.  During the quarter ended June 30, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Funds as of or during the quarter ended June 30, 2010.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2010:

	The Jamestown Balanced Fund	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$17,412,684	$20,715,093	$31,023,271

Gross unrealized appreciation	$2,853,593	$3,594,476	$1,696,903
Gross unrealized depreciation	(637,386)	(1,243,048)	-

Net unrealized appreciation	$2,216,207	$2,351,428	$1,696,903

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Jamestown Balanced Fund and The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Item 2.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Williamsburg Investment Trust

By (Signature and Title)*		/s/ John F. Splain
John F. Splain, Secretary
Date	August 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President (FBP Value Fund and FBP Balanced Fund)
Date	August 12, 2010

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President (The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)
Date	August 12, 2010

By (Signature and Title) *		/s/ Charles M. Caravati III
Charles M. Caravati III, President (The Jamestown Balanced Fund and The Jamestown Equity Fund)
Date	August 12, 2010

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President (The Jamestown Tax Exempt Virginia Fund)
Date	August 12, 2010

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President (The Davenport Core Fund)
Date	August 12, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	August 12, 2010

* Print the name and title of each signing officer under his or her signature.